Other Liabilities - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Aug. 27, 2022	Apr. 27, 2022	Jun. 30, 2022	Jun. 30, 2021	Apr. 30, 2022	Dec. 31, 2021	Aug. 24, 2016
Statements [Line Items]
Reduction in research and development expenses			$ 3,863	$ 497
Liabilities related to unspent grant funds			32,216			$ 38,941
Grant for manufacturing equipment			24,299			$ 26,211
Reduction in manufacturing expenses			1,999	$ 2,771
Settlement expiration of Investment Financing	three-year
Par value per share							$ 0.001
Number of trading day immediately following the Expiry Date		20 days
Fair Value Charged to Finance Expenses			1,600
Investor [Member] | Royalty Agreement [Member]
Statements [Line Items]
Additional investment made by investors			15,400
Investor [Member] | Instrument Financing Agreement [Member]
Statements [Line Items]
Initial investment received in cash		$ 26,100			$ 26,100
Maximum limit of investment		$ 50,000			$ 50,000
Percentage of royalty payments		20.00%			20.00%
Additional investment made by investors			$ 15,400
Ordinary shares [member] | Bottom of range [member]
Statements [Line Items]
Par value per share	$ 7.25